CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Preferred stock par value (in Dollars per Share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	10,000	10,000
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Common stock par value (in Dollars per Share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	350,000	350,000
Common stock, shares issued (in Shares)	124,303	136,513
Common stock, shares outstanding (in Shares)	124,303	136,513